Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Income Taxes	Income Taxes
For the interim periods, the Company estimates its annual effective income tax rate and applies the estimated rate to the year-to-date income or loss before taxes. The Company also computes the tax provision or benefit related to items reported separately and recognizes the effect of changes in enacted tax laws or rates in the interim periods in which the changes occur.
The Company’s effective tax rate is 0% for the three and nine months ended September 30, 2024 and 2023. The Company expects that its effective tax rate for the full year 2024 will be 0%.
Income Taxes
Loss before income tax expense consisted of the following for the years ended December 31:

	2023	2022
United States	$(6,097,351)	$(6,254,468)
International	—	—
Total loss before income tax expense	$(6,097,351)	$(6,254,468)
Income tax expense consisted of the following for the years ended December 31:

	2023	2022
Current:
Federal	$—	$—
State	1,600	1,600
Foreign	—	—
Total current tax expense	1,600	1,600
Deferred:
Federal	—	—
State	—	—
Foreign	—	—
Total deferred tax expense	—	—
Total income tax expense	$1,600	$1,600
Income tax expense differed from the amount computed by applying the federal statutory income tax rate to pretax loss as a result of the following for the years ended December 31:

	2023	2022
Federal tax at statutory rate	$(1,280,444)	$(1,313,438)
State taxes	(22,915)	(542,562)
Change in valuation allowance	1,080,617	1,846,087
Other	224,342	11,513
Total income tax expense	$1,600	$1,600
The tax effects of temporary differences that give rise to the Company’s deferred tax assets and liabilities are related to the following as of December 31:

	2023	2022
Deferred tax assets:
Net operating losses	$3,070,085	$2,280,097
Stock-based compensation	856,902	784,932
Operating lease liabilities	386,588	516,031
Section 174 expenses, net	487,860	476,842
Accruals and reserves	489,382	227,221
Intangible assets	118,691	214,100
Property and equipment	90,104	44,128
Gross deferred tax assets	5,499,612	4,543,351
Valuation allowance	(5,155,597)	(4,074,980)
Net deferred tax assets	344,015	468,371
Deferred tax liabilities:
Operating lease right-of-use assets	(344,015)	(468,371)
Net deferred tax assets	$—	$—
As of December 31, 2023, based on the Company’s recent history of losses and its forecasted losses, management believes on the more-likely-than-not basis that a full valuation allowance is required. Accordingly, the Company provided a full valuation allowance on its federal and state deferred tax assets. During the years ended December 31, 2023, and 2022, the valuation allowance increased by $1,080,617 and $1,846,087. As of December 31, 2023, the Company had federal and state net operating loss (“NOL”) carryforwards of $10,700,000 and $12,448,000 respectively. The federal NOL will not expire and the state NOL will begin to expire in 2040.
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is a follows as of December 31:

	2023	2022
Balance as the beginning of the year	$49,255	$—
Increases related to prior year tax positions	—	47,882
Increases related to current year tax positions	—	1,373
Balance as the end of the year	$49,255	$49,255
The unrecognized tax benefits for the year ended December 31, 2023, if recognized, would not affect the effective income tax rate due to the valuation allowance that currently offsets the deferred tax assets. It is reasonably possible that the unrecognized tax benefits balance will change within twelve months by a range of zero to $49,255 due to the Company’s intent to file a tax accounting method change.
The Company files income tax returns in the federal and California state jurisdictions. The Company’s tax years for 2020 and forward are subject to examination by the federal and California tax authorities.
GIGCAPITAL5, INC
Income Taxes [Line Items]
Income Taxes	INCOME TAX
The sources of loss before provision for income taxes are as follows for the year ended December 31, 2023 and 2022:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Domestic	$(3,605,472)	$(2,287,692)
Foreign	—	—
Total	$(3,605,472)	$(2,287,692)
The provision for income taxes was comprised of the following for the year ended December 31, 2023 and 2022:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Current:
Federal	$285,990	$342,216
State and local	133,129	144,399
Foreign	—	—
Total current	419,119	486,615
Deferred:
Federal	—	—
State and local	—	—
Foreign	—	—
Total deferred	—	—
Total provision for income taxes	$419,119	$486,615
Reconciliation of the federal statutory income tax rate to the effective income tax rate is as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Statutory income tax benefit	$(757,149)	$(480,415)
State income taxes, net of federal	(236,036)	(184,760)
Warrant and note payable revaluation	47,377	(75,812)
Valuation allowance on start-up costs	1,364,927	1,227,602
Provision for income taxes	$419,119	$486,615
For the year ended December 31, 2023 and 2022, the effective tax rate differs from the U.S. statutory rate primarily due to the valuation allowance on the start-up costs.
The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities as of December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets:
Start-up costs	$2,895,226	$1,530,299
Valuation allowance	(2,895,226)	(1,530,299)
Net deferred tax assets (liabilities)	$—	$—
As of December 31, 2023 and 2022, the Company has recorded a valuation allowance of $2,895,226 and $1,530,299, respectively, to offset deferred tax assets related to its start-up costs. The valuation allowance increased by $1,364,927 and $1,227,602 for the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, the Company has no unrecognized tax benefits for which a liability should be recorded. The Company records interest and penalties associated with unrecognized tax benefits as a component of tax expense. As of December 31, 2023 and 2022, the Company has not accrued interest or penalties on unrecognized tax benefits, as there are no positions recorded as of 2023 and 2022. No changes to the uncertain tax positions balance are anticipated within the next 12 months, and are not expected to materially impact the financial statements.